Segment Reporting (Details) - Schedule of Revenue by Property Type - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Revenue by Property Type [Line Items]
Total	$ 2,903,179	$ 6,140,731	$ 9,620,570
Commercial and retail [Member]
Schedule of Revenue by Property Type [Line Items]
Total	438,612	1,270,190	4,910,497
Office [Member]
Schedule of Revenue by Property Type [Line Items]
Total	597,091	3,091,154	2,468,298
Residential [Member]
Schedule of Revenue by Property Type [Line Items]
Total	$ 1,867,476	$ 1,779,387	$ 2,241,775